UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor, New York, New York 10032
(Address of principal executive offices)                  (Zip code)

William J. Smalley, President, 1540 Broadway, 16th Floor, New York, New York 10032
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ETFis Series Trust I

Semi Annual Report
April 30, 2015

BioShares Biotechnology Clinical Trials Fund
BioShares Biotechnology Products Fund
InfraCap MLP ETF
Tuttle Tactical Management U.S. Core ETF

TABLE OF CONTENTS
April 30, 2015

2

Shareholder Letter (unaudited)
April 30, 2015

Dear Fellow Shareholders:

We are pleased to present the semi-annual report for ETFis Series Trust I (the “Trust”).

During the period November 1, 2014 through April 30, 2015, the Trust introduced several new series.

On December 16, 2014, we introduced two biotechnology ETFs: the BioShares Biotechnology Clinical Trials Fund and the BioShares Biotechnology Products Fund. BioShares Biotechnology Clinical Trials Fund seeks to track the LifeSci Biotechnology Clinical Trials Index, and BioShares Biotechnology Products Fund seeks to track the LifeSci Biotechnology Products Index. The BioShares ETFs are the only funds to separate clinical trials companies and product companies into two distinct funds.

On February 24, 2015, the Tuttle Tactical Management U.S. Core ETF was launched. Sub-advised by Tuttle Tactical Management, LLC, Tuttle Tactical Management U.S. Core ETF is an actively-managed, trend aggregation strategy that primarily utilizes other exchange traded funds to achieve its objective: seeking long-term capital appreciation while maintaining a secondary emphasis on capital preservation.

The InfraCap MLP ETF, the inaugural series of the Trust, was launched on October 1, 2014.

During the period November 1, 2014 through April 30, 2015, the Trust’s series posted returns as follows:

Fund	NAV Return		Inception Date
BioShares Biotechnology Clinical Trials Fund	20.00	%*	December 16, 2014
BioShares Biotechnology Products Fund	18.65	%*	December 16, 2014
InfraCap MLP ETF	(7.44)%		October 1, 2014
Tuttle Tactical Management U.S. Core ETF	(3.61	)%*	February 24, 2015

__________

*	Net Asset Value Returns for Funds in operation less than a year are not annualized.

Discussion of Performance

Declining oil prices and a sluggish energy sector continued into November and December after a rocky October, which pushed Master Limited Partnerships (“MLPs”) lower. During the first four months of 2015, the energy sector stabilized, and MLPs followed suit. While InfraCap MLP ETF posted a -7.4% return for the period, it performed in line with our expectations given the performance of the broader energy market. While investing in MLPs will always carry risks, we believe that the unique structure of these securities can help provide diversification and higher income streams in many market conditions. InfraCap MLP ETF made two distributions this period: $0.50 per share payable on January 15, 2015 and $0.505 per share payable on April 16, 2015.

The biotechnology industry exhibited very strong performance during the period, which featured several notable acquisitions. Since inception through April 30, 2015, BioShares Biotechnology Clinical Trials Fund increased 20.0%, and BioShares Biotechnology Products Fund increased 18.6%. Both ETFs closely tracked their indices during this period.

U.S. stocks were largely sideways with relatively low volatility during the period. Tuttle Tactical Management U.S. Core ETF declined 3.6% since its inception. Tuttle Tactical Management U.S. Core ETF is actively managed and does not seek to track an index, but for comparative purposes, the S&P 500 Index was down 1.4% since Tuttle Tactical Management U.S. Core ETF’s inception through April 30, 2015.

All four series saw increased assets under management, and net inflows, during the period. At the period ending April 30, 2015, InfraCap MLP ETF had grown to approximately $11.2M, BioShares Biotechnology Clinical Trials Fund to $21.0M, BioShares Biotechnology Products Fund to $14.8M, and Tuttle Tactical Management U.S. Core ETF to $49.4M.

On the following pages, you will find a brief review of the Funds for the period ended April 30, 2015.

Thank you for your continued interest in our ETFs.

Sincerely,

William Smalley
President
ETFis Series Trust I

Past performance is no guarantee of future results.

3

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period ended April 30, 2015 (November 1, 2014 to April 30, 2015), or a shorter period for Funds that commenced operations after November 1, 2014.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid Through 04/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 04/30/15	Annualized Expense Ratios for the Period	Expenses Paid Through 04/30/15
BioShares Biotechnology Clinical Trials Fund(1)
Actual	$1,000.00	$1,200.05	0.85%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	0.85%	$3.14
BioShares Biotechnology Products Fund(1)
Actual	$1,000.00	$1,186.48	0.85%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	0.85%	$3.14
InfraCap MLP ETF(2)
Actual	$1,000.00	$ 927.88	0.95%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	0.95%	$4.73
Tuttle Tactical Management U.S. Core ETF(3)
Actual	$1,000.00	$ 963.89	0.90%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,007.19	0.90%	$1.61

__________

1	Actual expenses are calculated using the fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 135/365 (to reflect commencement of operations). Hypothetical expenses are calculated for the full six month period.
2	Actual expenses are calculated using the fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, if any, by the average account value for the period, multiplied by 181/365 (to reflect the six-month period). Hypothetical expenses are calculated for the full six month period.
3	Actual expenses are calculated using the fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 65/365 (to reflect commencement of operations). Hypothetical expenses are calculated for the full six month period.
4

Portfolio Composition (as a percentage of net assets)
April 30, 2015 (unaudited)

BioShares Biotechnology Clinical Trials Fund
Other	0.10%
Healthcare	99.90%

BioShares Biotechnology Products Fund
Other	0.30%
Healthcare	99.70%

InfraCap MLP ETF
Purchased Options	0.20%
Written Options	1.10%
Energy	98.70%

Tuttle Tactical Management U.S. Core ETF
Other	2.50%
Debt ETFs	16.20%
Equity ETFs	81.30%

5

Schedule of Investments — BioShares Biotechnology Clinical Trials Fund
April 30, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks — 99.9%
Health Care — 99.9%
ACADIA Pharmaceuticals, Inc.*	8,884	$303,566
Acceleron Pharma, Inc.*	7,101	196,343
Achillion Pharmaceuticals, Inc.*	21,212	185,605
Agios Pharmaceuticals, Inc.*	2,426	224,017
Alder Biopharmaceuticals, Inc.*	10,553	269,101
Alnylam Pharmaceuticals, Inc.*	2,869	292,265
Amicus Therapeutics, Inc.*	34,232	344,374
Array BioPharma, Inc.*	58,259	364,119
Avalanche Biotechnologies, Inc.*	5,261	167,615
BioCryst Pharmaceuticals, Inc.*	26,733	248,350
Bluebird Bio, Inc.*	3,127	416,485
Celldex Therapeutics, Inc.*	15,981	383,544
Cempra, Inc.*	14,631	460,730
Chimerix, Inc.*	7,700	261,800
Clovis Oncology, Inc.*	5,070	407,425
CTI BioPharma Corp.*	121,505	216,279
Dynavax Technologies Corp.*	18,769	377,538
Enanta Pharmaceuticals, Inc.*	6,257	214,240
Endocyte, Inc.*	44,661	259,034
Epizyme, Inc.*	15,418	251,468
Esperion Therapeutics, Inc.*	7,704	732,881
Five Prime Therapeutics, Inc.*	12,348	247,701
Geron Corp.*	90,518	327,675
Idera Pharmaceuticals, Inc.*	77,962	219,073
Immunomedics, Inc.*	64,072	230,659
Infinity Pharmaceuticals, Inc.*	17,317	219,406
Inovio Pharmaceuticals, Inc.*	32,654	266,457
Insmed, Inc.*	19,502	390,820
Intercept Pharmaceuticals, Inc.*	2,016	509,665
Karyopharm Therapeutics, Inc.*	8,461	229,801
Kite Pharma, Inc.*	5,002	252,001
KYTHERA Biopharmaceuticals, Inc.*	7,992	349,170
Lexicon Pharmaceuticals, Inc.*	316,523	316,523
MacroGenics, Inc.*	9,308	266,302
Merrimack Pharmaceuticals, Inc.*	27,302	303,052
Momenta Pharmaceuticals, Inc.*	23,601	411,837

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Neurocrine Biosciences, Inc.*	13,067	$445,454
NewLink Genetics Corp.*	8,065	359,699
Northwest Biotherapeutics, Inc.*	54,385	427,466
Novavax, Inc.*	47,911	370,352
Omeros Corp.*	12,763	256,792
OncoMed Pharmaceuticals, Inc.*	14,651	351,331
Ophthotech Corp.*	5,918	267,967
Orexigen Therapeutics, Inc.*	44,958	295,374
Portola Pharmaceuticals, Inc.*	9,851	351,582
Prothena Corp. PLC*	15,307	496,100
PTC Therapeutics, Inc.*	5,347	314,136
Puma Biotechnology, Inc.*	1,378	248,839
Receptos, Inc.*	2,337	344,334
Regulus Therapeutics, Inc.*	17,461	219,136
Relypsa, Inc.*	8,174	236,474
Retrophin, Inc.*	25,546	550,261
Sage Therapeutics, Inc.*	7,849	415,997
Sangamo BioSciences, Inc.*	18,297	226,334
Sarepta Therapeutics, Inc.*	20,750	253,150
Synageva BioPharma Corp.*	3,099	284,984
Synergy Pharmaceuticals, Inc.*	97,030	339,605
Synta Pharmaceuticals Corp.*	102,173	229,889
Tetraphase Pharmaceuticals, Inc.*	9,196	324,435
TG Therapeutics, Inc.*	15,871	221,559
Tokai Pharmaceuticals, Inc.*	19,251	192,510
Ultragenyx Pharmaceutical, Inc.*	6,783	382,765
Versartis, Inc.*	14,151	241,699
XenoPort, Inc.*	35,776	212,152
XOMA Corp.*	62,731	188,193
ZIOPHARM Oncology, Inc.*	67,603	595,582
ZS Pharma, Inc.*	5,737	218,408
TOTAL INVESTMENTS — 99.9%
(Cost $22,485,633)		20,979,480
Other Assets in Excess of Liabilities — 0.1%		21,562
Net Assets — 100.0%		$21,001,042

__________

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments — BioShares Biotechnology Products Fund
April 30, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks — 99.7%
Health Care — 99.7%
Acorda Therapeutics, Inc.*	10,262	$308,578
Aegerion Pharmaceuticals, Inc.*	19,435	452,058
Alexion Pharmaceuticals, Inc.*	2,153	364,352
Amgen, Inc.	2,480	391,617
Anacor Pharmaceuticals, Inc.*	12,207	643,187
Arena Pharmaceuticals, Inc.*	105,954	461,959
ARIAD Pharmaceuticals, Inc.*	64,617	560,229
Biogen, Inc.*	1,172	438,246
BioMarin Pharmaceutical, Inc.*	4,519	506,354
Celgene Corp.*	3,525	380,912
Dyax Corp.*	29,329	701,256
Exelixis, Inc.*	289,818	744,832
Gilead Sciences, Inc.*	3,823	384,250
Halozyme Therapeutics, Inc.*	51,387	764,125
ImmunoGen, Inc.*	41,930	346,761
Incyte Corp.*	5,463	530,785
Ironwood Pharmaceuticals, Inc.*	28,772	393,026
Isis Pharmaceuticals, Inc.*	6,922	392,616
Keryx Biopharmaceuticals, Inc.*	28,705	305,995
Ligand Pharmaceuticals, Inc.*	7,544	585,716

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
MannKind Corp.*	76,831	$329,605
Medicines Co. (The)*	15,676	401,462
Medivation, Inc.*	3,791	457,725
Nektar Therapeutics*	27,184	258,792
PDL BioPharma, Inc.	54,152	361,194
Progenics Pharmaceuticals, Inc.*	56,309	278,730
Raptor Pharmaceutical Corp.*	49,025	496,133
Regeneron Pharmaceuticals, Inc.*	983	449,683
Seattle Genetics, Inc.*	12,546	430,830
Theravance Biopharma, Inc.*	28,959	463,344
United Therapeutics Corp.*	3,059	488,492
Vanda Pharmaceuticals, Inc.*	31,660	289,689
Vertex Pharmaceuticals, Inc.*	3,493	430,617
TOTAL INVESTMENTS — 99.7%
(Cost $15,434,699)		14,793,150
Other Assets in Excess of Liabilities — 0.3%		37,952
Net Assets — 100.0%		$14,831,102

__________

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments — InfraCap MLP ETF
April 30, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks — 125.7%(1)
Energy — 125.7%
Buckeye Partners LP(2)	9,130	$744,825
Crestwood Midstream Partners LP	21,558	342,125
DCP Midstream Partners LP(2)	3,050	124,440
Enbridge Energy Partners LP	9,780	363,229
Energy Transfer Equity LP(2)	8,079	538,546
Energy Transfer Partners LP(2)	16,684	964,018
EnLink Midstream LLC	2,500	87,875
EnLink Midstream Partners LP(2)	5,550	142,802
Enterprise Products Partners LP(2)	29,983	1,026,918
EQT Midstream Partners LP	2,440	215,208
Genesis Energy LP	4,926	244,871
Kinder Morgan, Inc.(2)	5,792	248,766
Magellan Midstream Partners LP	12,810	1,069,635
MarkWest Energy Partners LP(2)	12,760	860,790
MPLX LP(2)	1,287	100,064
NGL Energy Partners LP	5,832	170,644
NuStar Energy LP	230	15,451
ONEOK Partners LP(2)	3,140	131,723
ONEOK, Inc.(2)	5,608	269,745
Phillips 66 Partners LP(2)	2,903	220,193
Plains All American Pipeline LP(2)	23,175	1,161,299
Plains GP Holdings LP, Class A	12,337	362,708
Spectra Energy Corp.	5,332	198,617
Spectra Energy Partners LP	720	39,010
Sunoco Logistics Partners LP	15,010	665,844
Targa Resources Corp.(2)	6,066	636,748
Targa Resources Partners LP(2)	8,651	393,101
TC PipeLines LP(2)	3,232	220,035
Tesoro Logistics LP	4,130	231,404
Western Gas Equity Partners LP	4,110	267,109
Western Gas Partners LP	4,330	315,614
Williams Cos., Inc. (The)	4,490	229,843
Williams Partners LP(2)	30,017	1,482,840
Total Common Stocks
(Cost $14,234,252)		14,086,040
Purchased Call Option — 0.2%
Targa Resources Corp., Expires 07/17/15, Strike Price $110.00
(Cost $29,702)	60	23,400
TOTAL INVESTMENTS — 125.9%
(Cost $14,263,954)		14,109,440
Liabilities in Excess of Other Assets — (25.9)%		(2,906,542)
Net Assets — 100.0%		$11,202,898

	Number of Contracts
Written Options — (1.1)%
Calls
Buckeye Partners LP, Expires 05/15/15,
Strike Price $80.00	(40)	(7,300)
DCP Midstream Partners LP, Expires 07/17/15,
Strike Price $40.00	(20)	(3,800)
Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
DCP Midstream Partners LP, Expires 05/15/15,
Strike Price $40.00	(20)	$(2,100)
Energy Transfer Equity LP, Expires 05/15/15,
Strike Price $65.00	(20)	(5,000)
Energy Transfer Partners LP, Expires 06/19/15,
Strike Price $60.00	(50)	(5,875)
Energy Transfer Partners LP, Expires 06/19/15,
Strike Price $65.00	(20)	(550)
Energy Transfer Partners LP, Expires 09/18/15,
Strike Price $67.50	(30)	(1,275)
EnLink Midstream Partners LP, Expires 08/21/15,
Strike Price $27.00	(40)	(3,400)
Enterprise Products Partners LP, Expires 09/18/15,
Strike Price $37.50	(20)	(950)
Enterprise Products Partners LP, Expires 06/19/15,
Strike Price $40.00	(30)	(300)
Enterprise Products Partners LP, Expires 06/19/15,
Strike Price $35.00	(20)	(1,350)
Kinder Morgan, Inc., Expires 06/19/15,
Strike Price $42.50	(20)	(2,620)
Kinder Morgan, Inc., Expires 09/18/15,
Strike Price $45.00	(20)	(1,760)
MarkWest Energy Partners LP, Expires 05/15/15,
Strike Price $67.50	(53)	(11,528)
MPLX LP, Expires 06/19/15,
Strike Price $85.00	(9)	(1,148)
ONEOK Partners LP, Expires 07/17/15,
Strike Price $50.00	(20)	(350)
ONEOK, Inc., Expires 07/17/15,
Strike Price $50.00	(20)	(3,550)
Phillips 66 Partners LP, Expires 06/19/15,
Strike Price $85.00	(10)	(550)
Plains All American Pipeline LP, Expires 05/15/15,
Strike Price $55.00	(10)	(75)
Plains All American Pipeline LP, Expires 08/21/15,
Strike Price $55.00	(20)	(900)
Plains All American Pipeline LP, Expires 05/15/15,
Strike Price $57.50	(30)	(525)
Targa Resources Corp., Expires 05/15/15,
Strike Price $110.00	(30)	(3,300)
Targa Resources Corp., Expires 06/19/15,
Strike Price $110.00	(20)	(5,900)
Targa Resources Partners LP, Expires 06/19/15,
Strike Price $45.00	(20)	(3,900)
TC PipeLines LP, Expires 08/21/15,
Strike Price $70.00	(20)	(8,350)
TC PipeLines LP, Expires 05/15/15,
Strike Price $65.00	(19)	(6,222)
Williams Partners LP, Expires 06/19/15,
Strike Price $55.00	(40)	(3,400)
Williams Partners LP, Expires 05/15/15,
Strike Price $55.00	(40)	(900)
Williams Partners LP, Expires 09/18/15,
Strike Price $60.00	(70)	(5,250)
Williams Partners LP, Expires 09/18/15,
Strike Price $55.00	(70)	(10,850)

The accompanying notes are an integral part of these financial statements.

8

Schedule of Investments — InfraCap MLP ETF (concluded)
April 30, 2015 (Unaudited)

Security Description	Number of Contracts	Value
Written Options (continued)
Puts
Enterprise Products Partners LP, Expires 06/19/15,
Strike Price $32.50	(50)	$(2,125)
Kinder Morgan, Inc., Expires 05/08/15,
Strike Price $42.00	(30)	(375)
MarkWest Energy Partners LP, Expires 06/19/15,
Strike Price $65.00	(30)	(8,400)
Plains All American Pipeline LP, Expires 05/15/15,
Strike Price $45.00	(40)	(600)
Plains All American Pipeline LP, Expires 08/21/15,
Strike Price $50.00	(20)	(5,150)

TOTAL WRITTEN OPTIONS — (1.1)%
(Premiums Received $119,773)		$(119,628)

__________

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open written option contracts. The aggregate market value of the collateral at April 30, 2015 was $5,609,042.
(2)	Subject to written call and/or put options.

The accompanying notes are an integral part of these financial statements.

9

Schedule of Investments — Tuttle Tactical Management U.S. Core ETF
April 30, 2015 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 97.5%
Equity Funds — 81.3%
Direxion Daily S&P 500 Bull 3X*	16,008	$1,452,886
First Trust US IPO Index Fund	230,670	12,317,778
iShares Core S&P Small-Cap ETF	106,181	12,243,731
SPDR S&P 500 ETF Trust	67,714	14,119,724
Total Equity Funds		40,134,119
Debt Funds — 16.2%
iShares 7-10 Year Treasury Bond ETF	37,931	4,078,720
PIMCO Enhanced Short Maturity Active
Exchange-Traded Fund	38,860	3,932,632
Total Debt Funds		8,011,352
TOTAL INVESTMENTS — 97.5%
(Cost $48,634,224)		48,145,471
Other Assets in Excess of Liabilities — 2.5%		1,253,852
Net Assets — 100.0%		$49,399,323

__________

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

10

Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	InfraCap MLP ETF	Tuttle Tactical Management U.S. Core ETF
Assets:
Investments, at cost	$22,485,633	$15,434,699	$14,263,954	$48,634,224
Investments, at value	20,979,480	14,793,150	14,109,440	48,145,471
Cash	35,315	47,254	—	1,384,251
Deferred Tax Asset	—	—	5,736	—
Valuation Allowance	—	—	(5,736)	—
Receivables:
Capital shares sold	1,564	—	—	33,888
Dividends and interest receivable	—	—	11,142	9,625
Investment securities sold	—	—	266,990	33,802,302
Total Assets	21,016,359	14,840,404	14,387,572	83,375,537
Liabilities:
Due to custodian and broker	—	—	2,799,046	—
Payables:
Subadvisory and Advisory fees	15,317	9,302	7,009	29,390
Investment securities purchased	—	—	258,991	33,946,824
Written options, at value(a)	—	—	119,628	—
Total Liabilities	15,317	9,302	3,184,674	33,976,214
Net Assets	$21,001,042	$14,831,102	$11,202,898	$49,399,323
Net Assets Consist of:
Paid-in capital	$22,030,444	$15,174,972	$11,311,014	$49,836,742
Undistributed (Accumulated) net investment income (loss),
net of income taxes	(34,102)	(17,472)	(128,020)	3,550
Undistributed net realized gain on investments, written options,
net of income taxes	510,853	315,151	174,273	47,784
Net unrealized depreciation on investments, written options,
net of income taxes	(1,506,153)	(641,549)	(154,369)	(488,753)
Net Assets	$21,001,042	$14,831,102	$11,202,898	$49,399,323
Shares outstanding (unlimited number of shares of beneficial
interest authorized, no par value)	700,004	500,004	500,004	2,050,004
Net asset value per share	$30.00	$29.66	$22.41	$24.10
(a) Premiums received	$—	$—	$119,773	$—

The accompanying notes are an integral part of these financial statements.

11

Statements of Operations
For the Period Ended April 30, 2015 (Unaudited)

	BioShares Biotechnology Clinical Trials Fund*	BioShares Biotechnology Products Fund*	InfraCap MLP ETF	Tuttle Tactical Management U.S. Core ETF†
Investment Income:
Dividend income	$—	$2,538	$13,433	$40,356
Interest income	(39)	—	—	—
Total Investment Income	(39)	2,538	13,433	40,356
Expenses:
Advisory fees	34,063	20,010	34,798	36,806
Deferred income tax expense net of valuation allowance	N/A	N/A	613	N/A
Total Expenses	34,063	20,010	35,411	36,806
Net Investment Income (Loss)	(34,102)	(17,472)	(21,978)	3,550
Net Realized Gain (Loss) on:
Investments	331,196	315,151	135,157	47,784
Written Options	—	—	39,108	—
In-kind transactions	179,657	—	—	—
Deferred income tax benefit net of valuation allowance	N/A	N/A	3	N/A
Total Net Realized Gain (Loss)	510,853	315,151	174,268	47,784
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(1,506,153)	(641,549)	(172,133)	(488,753)
Written Options	—	—	482	—
Deferred income tax benefit net of valuation allowance	N/A	N/A	6,187	N/A
Total Change in Net Unrealized Appreciation (Depreciation)	(1,506,153)	(641,549)	(165,464)	(488,753)
Net Realized and Change in Unrealized Gain (Loss)	(995,300)	(326,398)	8,804	(440,969)

Net Decrease in Net Assets Resulting from Operations	$(1,029,402)	$(343,870)	$(13,174)	$(437,419)

__________

*	From December 16, 2014 (commencement of operations) through April 30, 2015.
†	From February 24, 2015 (commencement of operations) through April 30, 2015.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	InfraCap MLP ETF		Tuttle Tactical Management U.S. Core ETF
	For the Period December 16, 2014* Through April 30, 2015 (Unaudited)	For the Period December 16, 2014* Through April 30, 2015 (Unaudited)	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period October 1, 2014* Through October 31, 2014	For the Period February 24, 2015* Through April 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets
Resulting from Operations:
Net investment income (loss),
net of income taxes	$(34,102)	$(17,472)	$(21,978)	$(1,099)	$3,550
Net realized gain (loss) on investments,
net of income taxes	510,853	315,151	174,268	5	47,784
Net change in unrealized appreciation
(depreciation), net of income taxes	(1,506,153)	(641,549)	(165,464)	11,095	(488,753)
Net increase (decrease) in net assets
resulting from operations	(1,029,402)	(343,870)	(13,174)	10,001	(437,419)
Distributions to Shareholders from:
Net investment income	—	—	(104,943)	—	—
Return of capital	—	—	(247,061)	—	—
Total distributions	—	—	(352,004)	—	—
Shareholder Transactions:
Proceeds from shares sold	23,456,698	15,174,972	5,516,212	6,041,863	49,836,742
Cost of shares redeemed	(1,426,254)	—	—	—	—
Net increase in net assets resulting from
shareholder transactions	22,030,444	15,174,972	5,516,212	6,041,863	49,836,742
Increase in net assets	21,001,042	14,831,102	5,151,034	6,051,864	49,399,323
Net Assets:
Beginning of period	—	—	6,051,864	—	—
End of period	$21,001,042	$14,831,102	$11,202,898	$6,051,864	$49,399,323
Undistributed (Accumulated) net investment
income (loss)	(34,102)	(17,472)	(128,020)	(1,099)	3,550
Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	250,004	—	—
Shares sold	750,004	500,004	250,000	250,004	2,050,004
Shares redeemed	(50,000)	—	—	—	—
Shares outstanding, end of period	700,004	500,004	500,004	250,004	2,050,004

__________

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights
BioShares Biotechnology Clinical Trials Fund

For the Period December 16, 2014[1] Through April 30, 2015 (Unaudited)
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income (loss)[2]	(0.10)
Net realized and unrealized gain (loss) on investments	5.10
Total from investment operations	5.00

Net Asset Value, End of Period	$30.00
Net Asset Value Total Return[3]	20.00%
Net assets, end of period (000’s omitted)	$21,001
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.85%[4]
Expenses, prior to expense waivers	0.85%[4]
Net investment income (loss), net of waivers	(0.85)%[4]
Portfolio turnover rate[5]	8%[6]

__________

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights
BioShares Biotechnology Products Fund

For the Period December 16, 2014[1] Through April 30, 2015 (Unaudited)
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income (loss)[2]	(0.08)
Net realized and unrealized gain (loss) on investments	4.74
Total from investment operations	4.66

Net Asset Value, End of Period	$29.66
Net Asset Value Total Return[3]	18.65%
Net assets, end of period (000’s omitted)	$14,831
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.85%[4]
Expenses, prior to expense waivers	0.85%[4]
Net investment income (loss), net of waivers	(0.74)%[4]
Portfolio turnover rate[5]	21%[6]

__________

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights
InfraCap MLP ETF

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period October 1, 2014[1] Through October 31, 2014
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$24.21	$25.00
Investment operations:
Net investment income (loss)[2]	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments[8]	(0.72)	(0.78)
Total from investment operations	(0.79)	(0.79)

Less Distributions from:
Net investment income	(0.30)	—
Return of capital	(0.71)	—
Total distributions	(1.01)	—

Net Asset Value, End of Period	$22.41	$24.21

Net Asset Value Total Return[3]	(7.44)%	(3.17)%
Net assets, end of period (000’s omitted)	$11,203	$6,052

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Gross expenses, including deferred income tax expense/benefit[9]	0.97%[4]	2.70%[4]
Net expenses, excluding deferred income tax expense/benefit[9]	0.95%[4]	0.95%[4]
Net investment income (loss)[10]	(0.60)%[4]	(0.35)%[4]
Portfolio turnover rate[5]	39%[7]	—%[6,7]

__________

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Amount rounds to less than 1%.
7	Not annualized.
8	The per share amount of realized and unrealized loss on investments does not accord with the amounts reported in the Statement of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
9	Deferred tax expense/benefit estimate for the ratios of expenses to average net assets is derived from net investment loss and net realized and unrealized gains on investments.
10	The ratio of net investment loss to average net assets is net of a deferred tax benefit estimate derived from net investment loss only.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights
Tuttle Tactical Management U.S. Core ETF

For the Period February 24, 2015[1] Through April 30, 2015 (Unaudited)
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gain (loss) on investments	(0.90)
Total from investment operations	(0.90)

Net Asset Value, End of Period	$24.10
Net Asset Value Total Return[4]	(3.61)%
Net assets, end of period (000’s omitted)	$49,399

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.90%[5]
Expenses, prior to expense waivers	0.90%[5]
Net investment income (loss), net of waivers	0.09%[5]
Portfolio turnover rate[6]	325%[7]

__________

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount rounds to less than $0.005.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements
April 30, 2015 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four investment portfolios, BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, InfraCap MLP ETF, and Tuttle Tactical Management U.S. Core ETF (each a “Fund”, and collectively the “Funds”). The shares of the Funds are referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
BioShares Biotechnology Clinical Trials Fund	December 16, 2014
BioShares Biotechnology Products Fund	December 16, 2014
InfraCap MLP ETF	October 1, 2014
Tuttle Tactical Management U.S. Core ETF	February 24, 2015

The BioShares Biotechnology Clinical Trials Fund and BioShares Biotechnology Products Fund seek investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and the LifeSci Biotechnology Products Index, respectively.

The InfraCap MLP ETF’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

The Tuttle Tactical Management U.S. Core ETF seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation, primarily through the U.S. equity market.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

MLP Distributions

The InfraCap MLP ETF expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests, and such taxes will reduce your return from an investment in the Fund.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of each Fund’s shares outstanding.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NYSE or NASDAQ Stock, at the NYSE or NASDAQ Stock Official

18

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	InfraCap MLP ETF	Tuttle Tactical Management U.S. Core ETF
Assets
Level 1
Common Stocks	$20,979,480	$14,793,150	$14,086,040	$—
Exchange Traded Funds	—	—	—	48,145,471
Purchased Options	—	—	23,400	—
Liabilities
Other Financial Instruments*	—	—	(119,628)	—
Total	$20,979,480	$14,793,150	$13,989,812	$48,145,471

__________

*	Other financial instruments include written option contracts, which are valued at fair value.

For significant movements between levels within the fair value hierarchy, the Funds adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended April 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

19

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

Each Fund pays all of its expenses not assumed by the Sub-Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Funds and other series of the Trust or the nature of the services performed and relative applicability to the Funds and other series of the Trust.

Master Netting Arrangements

Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging), (ii) repurchase agreements and reverse repurchase agreements, and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, including forward contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

As of April 30, 2015, the InfraCap MLP ETF had written options with a fair value of $(119,628).

The InfraCap MLP ETF derivatives are not subject to a master netting agreement, or similar agreement.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Etfis Capital LLC (the “Adviser”), a wholly-owned subsidiary of ETF Issuer Solutions LLC, on behalf of the Funds. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolio. For its services, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of each Fund’s average daily net assets.

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser’s fee is based on the average daily net assets as specified below. The Sub-Advisers have agreed to pay all expenses of their respective Funds, except the Sub-Adviser’s fee,

20

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Funds, and other non-routine or extraordinary expenses of the Funds. Additionally, the Sub-Adviser for InfraCap MLP ETF is not responsible for paying the Adviser’s fee.

Funds	Sub Advisory Agreement
BioShares Biotechnology Clinical Trials Fund	0.85%
BioShares Biotechnology Products Fund	0.85%
InfraCap MLP ETF	0.875%
Tuttle Tactical Management U.S. Core ETF	0.90%

Distribution Agreement (12b-1 Fees)

ETF Distributors LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

The Board of Trustees has adopted a distribution and service plan, where the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Operational Administrator

ETF Issuer Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds and a specified cash payment, except that redemptions of Creation Units for InfraCap MLP ETF are effected principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each of BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund and Tuttle Tactical Management U.S. Core ETF intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of each Fund is required to analyze

21

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

InfraCap MLP ETF is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent, but the Fund expects to pay tax at a rate of 34 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Since the InfraCap MLP ETF will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The index however is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the index are closely correlated.

The InfraCap MLP ETF income tax expense/(benefit) consists of the following:

April 30, 2015	Current	Deferred	Total
Federal	—	(10,744)	(10,744)
State	—	(569)	(569)
Valuation Allowance	—	5,736	5,736
Total tax expense / (benefit)	—	(5,577)	(5,577)

At April 30, 2015, net operating loss carryforwards are available to offset future taxable income. The net operating losses can be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2034. The InfraCap MLP ETF has net operating loss carryforwards for federal income tax purposes as follows:

	Year-Ended	Amount	Expiration
Federal	10/31/2014	1,704	10/31/2034
Federal	10/31/2015	45,346	10/31/2035

The InfraCap MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

22

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Based upon the Fund’s assessment, it has determined that it is not more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 34% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the InfraCap MLP ETF:

November 1, 2014 to April 30, 2015
Income tax expense at statutory rate	(6,375)
State income taxes (net of federal benefit)	(569)
Permanent Differences, Net	(4,369)
Valuation Allowance	5,736
Net income tax expense / (benefit)	(5,577)

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the InfraCap MLP ETF:

As of April 30, 2015
Unrecognized tax benefit - Beginning	0
Gross increases - tax positions in prior period	0
Gross decreases - tax positions in prior period	0
Gross increases - tax positions in current period	0
Settlement	0
Lapse of statute of limitations	0
Unrecognized tax benefit - Ending	0

InfraCap MLP ETF recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2015, InfraCap MLP ETF had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The Funds’ initial tax year, October 31, 2014, remains subject to examination by tax authorities in the United States. Due to the nature of the Funds’ investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Funds	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$22,485,633	$692,021	$(2,198,174)	$(1,506,153)
BioShares Biotechnology Products Fund	15,434,699	298,520	(940,069)	(641,549)
InfraCap MLP ETF	14,078,555	506,750	(475,865)	30,885
Tuttle Tactical Management U.S. Core ETF	48,634,224	38,233	(526,986)	(488,753)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended April 30, 2015 were as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
BioShares Biotechnology Clinical Trials Fund	$989,697	$1,137,991	$23,549,534	$1,426,460
BioShares Biotechnology Products Fund	1,508,076	1,398,266	15,009,644	—
InfraCap MLP ETF	4,566,622	3,780,831	6,938,536	—
Tuttle Tactical Management U.S. Core ETF	72,782,502	72,952,926	48,756,864	—

23

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended April 30, 2015, which serve as an indicator of the volume of activity, were as follows:

InfraCap MLP ETF	Notional Amount	Premiums Received
Options outstanding, at beginning of period	$30	$2,313
Options written	1,591	170,662
Options closed	—	—
Options exercised	(211)	(16,412)
Options expired	(389)	(36,790)
Options outstanding, at end of period	$1,021	$119,773

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accept the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities at April 30, 2015, are:

InfraCap MLP ETF	Equity Risk
Liabilities
Written Options, at value	$119,628

Transactions in derivative instruments reflected on the Statements of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Written Options	$39,108

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written Options	$482

For the period ended April 30, 2015, the monthly average notional value of the written options contracts held by InfraCap MLP ETF was $50,554.

24

Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

8. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

25

Approval of Advisory Agreements & Board Considerations (unaudited)

August 26, 2014 Approvals with Respect to Tuttle Tactical Management U.S. Core ETF

On August 26, 2014, at an in-person meeting at which all of the Independent Trustees were present, the Board of Trustees, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Etfis Capital LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among Tuttle Tactical Management, LLC (“TTM”), the Adviser and the Trust (the “Tuttle Sub-Advisory Agreement”), each with respect to Tuttle Tactical Management U.S. Core ETF (the “Tuttle Fund”).

The Board received and reviewed a substantial amount of information provided by the Adviser and TTM in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”) and a memorandum from TTM that included a description of TTM’s business, a copy of TTM’s Form ADV and certain other information about TTM to be considered in connection with the Trustees’ review process (the “Tuttle Memorandum”).

In deciding on whether to ratify and approve the Advisory Agreement on behalf of the Tuttle Fund, the Board considered numerous factors, including:

The nature, extent and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. Accordingly, the Board considered the services that would be provided by the Adviser to the Tuttle Fund including, without limitation, the administrative services that the Adviser and its employees would provide to the Tuttle Fund, the services already provided by the Adviser related to organizing the Tuttle Fund, the Adviser’s coordination of services for the Tuttle Fund by the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Tuttle Fund and assist in its distribution. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Tuttle Fund. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s business and the Adviser’s Form ADV), and discussing the Adviser’s proposed services to the Fund with the Adviser, the Board concluded that the quality, extent and nature of the services provided by the Adviser are satisfactory and adequate for the Tuttle Fund.

The investment management capabilities and experience of the Adviser. In this regard, the Board evaluated the management experience of the Adviser in light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing exchange traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Tuttle Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Tuttle Fund. In this regard, the Board examined and evaluated the arrangements between the Adviser and the Tuttle Fund under the proposed Advisory Agreement. The Board also compared the Tuttle Fund’s proposed management fee with fees paid to other investment advisers to exchange traded funds, particularly where the funds have sub-advisers. The Board also considered the expense ratios of funds to the Tuttle Fund’s proposed unified fee structure, noting that the Fund’s expense ratio would be lower than the expense ratio of some other funds that the Board determined to be comparable to the Tuttle Fund based on the type of fund, the style of investment management and/or the nature of the markets invested in, among other factors. The Board also considered that the proposed fee was not as low as that of some other funds, but noted that funds with lower expense ratios generally have large amounts of assets.

The Board also considered potential benefits for the Adviser in managing the Tuttle Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Tuttle Fund, the potential for the Adviser to generate soft dollars from Tuttle Fund trades that may benefit the Adviser’s clients other than the Tuttle Fund, and the interests of certain of the Adviser’s affiliates in providing services to the Tuttle Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Tuttle Fund are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Tuttle Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Tuttle Fund’s fee arrangements with the Adviser involve a unified fee arrangement. The Board considered that the Tuttle Fund would likely experience benefits from the unified fee and would continue to do so until the Tuttle Fund’s assets grow to a level where the Adviser begins to receive the full fee. Thereafter, the Board noted that the Tuttle Fund has the potential to benefit from economies of scale under its agreements with its service providers. Following further discussion of the Tuttle Fund’s projected asset levels, expectations for growth and level of fees, the Board determined that the Tuttle Fund’s fee arrangements with the Adviser would provide benefits through the proposed unified fee and that, at the Tuttle Fund’s projected asset levels for the next two years, the Fund’s arrangements with the Adviser are fair and reasonable.

26

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

After full consideration of the above factors as well as other factors, the Board unanimously approved the Advisory Agreement on behalf of the Tuttle Fund.

In deciding on whether to ratify and approve the Tuttle Sub-Advisory Agreement on behalf of the Tuttle Fund, the Board considered numerous factors, including:

The nature, extent and quality of the services to be provided by TTM. In this regard, the Board considered the responsibilities TTM would have under the Tuttle Sub-Advisory Agreement. Accordingly, the Board considered the services that would be provided by TTM to the Tuttle Fund including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to promote the Tuttle Fund and assist in its distribution. After reviewing the foregoing information and further information in the Tuttle Memorandum (including descriptions of TTM’s business and TTM’s Form ADV), the Board concluded that the quality, extent and nature of the services provided by TTM are satisfactory and adequate for the Tuttle Fund.

The investment management capabilities and experience of TTM. In this regard, the Board evaluated the investment management experience of TTM. In particular, the Board received information from TTM regarding the experience of the Tuttle Fund’s portfolio managers in investing in securities, including ETFs, and using technical asset allocation models to determine the degree of risk in the markets and allocate portfolio investments. The Board discussed with TTM the investment objectives and strategies for the Tuttle Fund and TTM’s plans for implementing such strategies for the Fund. The Board also considered the consistency of TTM’s investment management approach. After consideration of these factors, the Board determined that TTM would be an appropriate manager for the Tuttle Fund.

The costs of the services to be provided and profits to be realized by TTM from its relationship with the Tuttle Fund. In this regard, the Board examined and evaluated the arrangements between TTM and the Tuttle Fund under the proposed Tuttle Sub-Advisory Agreement, including the fact that the Tuttle Fund would utilize a “unified fee structure” whereby a single fee would be paid to TTM for the provision of investment management and all other services to the Tuttle Fund. The Board noted that, under such an arrangement, TTM would likely supplement the cost of operating the Tuttle Fund for some period of time, until assets are sufficient to generate enough for TTM to pay for all of the Fund’s service providers and expenses. The Board considered TTM’s staffing, personnel and methods of operating; TTM’s compliance policies and procedures; the financial condition of TTM and the level of commitment to the Tuttle Fund and TTM by the principals of TTM; the projected asset levels of the Tuttle Fund; TTM’s payment of startup costs for the Tuttle Fund; and the overall expenses of the Tuttle Fund. The Board reviewed the Tuttle Fund’s proposed unified fee arrangement with TTM and noted the benefit that would result to the Tuttle Fund from TTM’s likely waiver of a portion of its management fees for a period of time based on the projected asset levels of the Tuttle Fund.

The Board also considered potential benefits to TTM in managing the Tuttle Fund, including promotion of TTM’s name, the ability for TTM to place small accounts into the Tuttle Fund and the potential for TTM to generate soft dollars from Fund trades that may benefit TTM’s clients other than the Tuttle Fund. The Board compared the fees and expenses of the Tuttle Fund (including the management fee) to peer groups of other funds in the Morningstar categories considered by TTM to have similar investment objectives and strategies as the Tuttle Fund. The Board also compared the fees to be paid by the Tuttle Fund as compared to the fees paid by other clients of TTM, and considered the similarities and differences of services received by such other clients as compared to the services that will be received by the Tuttle Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to TTM by the Tuttle Fund are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Tuttle Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Tuttle Fund’s fee arrangements with TTM involve a unified fee arrangement. The Board considered that the Tuttle Fund would likely experience benefits from the unified fee and would continue to do so until the Tuttle Fund’s assets grow to a level where TTM begins to receive the full fee. Thereafter, the Board noted that the Tuttle Fund has the potential to benefit from economies of scale under its agreements with its service providers. Following further discussion of the Tuttle Fund’s projected asset levels, expectations for growth and level of fees, the Board determined that the Tuttle Fund’s fee arrangements with TTM would provide benefits through the proposed unified fee and that, at the Tuttle Fund’s projected asset levels for the next two years, the Fund’s arrangements with TTM are fair and reasonable.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Tuttle Sub-Advisory Agreement on behalf of the Tuttle Fund.

November 18, 2014 Approvals with Respect to BioShares Funds

On November 18, 2014, at an in-person meeting at which all of the Independent Trustees were present, the Board of Trustees, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between the Adviser

27

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among LifeSci Index Partners, LLC (“LifeSci”), the Adviser and the Trust (the “LifeSci Sub-Advisory Agreements”), each with respect to the BioShares Biotechnology Clinical Trials Fund and the BioShares Biotechnology Products Fund (each a “BioShares Fund” and, together, the “BioShares Funds”).

The Board received and reviewed a substantial amount of information provided by the Adviser and LifeSci in response to requests of the Board and counsel, including, without limitation, an Adviser Memorandum and a memorandum from LifeSci that included a description of LifeSci’s business, a copy of LifeSci’s Form ADV and certain other information about LifeSci to be considered in connection with the Trustees’ review process (the “LifeSci Memorandum”).

In deciding on whether to ratify and approve the Advisory Agreement on behalf of the BioShares Funds, the Trustees considered numerous factors, including:

The nature, extent and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. Accordingly, the Board considered the services that would be provided by the Adviser to the BioShares Funds including, without limitation, the management, oversight and administrative services that the Adviser and its employees would provide to the BioShares Funds, the services already provided by the Adviser related to organizing the BioShares Funds, the Adviser’s coordination of services for the BioShares Funds by the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the BioShares Funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the BioShares Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the BioShares Funds with the Adviser, the Board concluded that the quality, extent and nature of the services proposed to be provided by the Adviser are satisfactory and adequate for the BioShares Funds.

The investment management capabilities and experience of the Adviser. In this regard, the Board evaluated the management experience of the Adviser in the light of the services they will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing and overseeing exchange traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the BioShares Funds.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the BioShares Funds. In this regard, the Board examined and evaluated the arrangements between the Adviser and the BioShares Funds under the proposed Advisory Agreement. The Board also considered the proposed management fees for the BioShares Funds in the context of fees paid to other investment advisers to exchange traded funds, particularly where the funds have sub-advisers. The Board also considered the expense ratios of other funds compared to the BioShares Funds’ proposed unified fee structures, noting that the Funds’ expense ratios would be lower than the expense ratio of some other funds that the Board determined to be comparable to the BioShares Funds based on the type of fund, the style of investment management and/or the nature of the markets invested in, among other factors. The Board also considered that the proposed fees were not as low as that of some other funds, but noted that funds with lower expense ratios generally have large amounts of assets.

The Board also considered potential benefits for the Adviser in managing the BioShares Funds, including promotion of the Adviser’s name and the interests of ETFis in providing administrative services to the BioShares Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the BioShares Funds are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the BioShares Funds grows and whether management fee levels reflect these economies of scale for the benefit of each BioShares Fund’s investors. In this regard, the Board considered that the BioShares Funds’ fee arrangements with the Adviser involve a unified fee arrangement. The Board considered that the BioShares Funds would likely experience benefits from their proposed unified fee structures. Following further discussion of the BioShares Funds’ projected asset levels, expectations for growth and levels of proposed fees, the Board determined that the BioShares Funds’ fee arrangements with the Adviser would provide benefits, particularly with the proposed underlying unified fee structures, and that, at the BioShares Funds’ projected asset levels for the next two years, the Funds’ proposed arrangements with the Adviser would be appropriate.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Advisory Agreement on behalf of the BioShares Funds.

28

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

In deciding on whether to ratify and approve the LifeSci Sub-Advisory Agreements on behalf of the BioShares Funds, the Trustees considered numerous factors, including:

The nature, extent and quality of the services to be provided by LifeSci. In this regard, the Board considered the responsibilities LifeSci would have under the LifeSci Sub-Advisory Agreements. Accordingly, the Board considered the services that would be provided by LifeSci including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to promote the BioShares Funds. After reviewing the foregoing information and further information in the materials information in the LifeSci Memorandum (including descriptions of LifeSci’s business and LifeSci’s Form ADV), the Board concluded that the quality, extent and nature of the services provided by LifeSci would be satisfactory and adequate for the BioShares Funds.

The investment management capabilities and experience of LifeSci. In this regard, the Board evaluated the investment management experience of LifeSci. In particular, the Board received information from LifeSci regarding the experience of its portfolio managers researching and investing in securities, and LifeSci’s work on the indexes underlying the BioShares Funds. The Board discussed with LifeSci the investment objectives and strategies for each BioShares Fund and LifeSci’s plans for implementing such strategies. The Board also considered the ability of LifeSci to manage the BioShares Funds. After consideration of these factors, the Board determined that LifeSci would be an appropriate manager for each BioShares Fund.

The costs of the services to be provided and profits to be realized by LifeSci from its relationship with each BioShares Fund. In this regard, the Board examined and evaluated the proposed arrangements between LifeSci and each BioShares Fund under the proposed LifeSci Sub-Advisory Agreements, including the fact that each BioShares Fund would utilize a “unified fee structure” whereby a single fee would be paid to LifeSci for the provision of investment management and all other services to each BioShares Fund. The Board noted that, under such an arrangement, LifeSci would likely supplement the cost of operating each BioShares Fund for some period of time, until assets are sufficient to generate enough fees for LifeSci to pay for all of the Fund’s service providers and expenses. The Board considered LifeSci’s staffing, personnel and methods of operating; LifeSci’s compliance policies and procedures; the financial condition of LifeSci and the level of commitment to the BioShares Funds by LifeSci; the projected asset levels of each BioShares Fund; LifeSci’s payment of startup costs for each BioShares Fund; and the overall projected expenses of each BioShares Fund. The Board reviewed each BioShares Fund’s proposed unified fee arrangement with LifeSci and noted the benefit that would result to each BioShares Fund from LifeSci’s likely waiver of a portion of its management fees for a period of time based on the projected asset levels of each BioShares Fund.

The Board also considered potential benefits to LifeSci in managing each BioShares Fund, including promotion of LifeSci’s name. The Board compared the fees and expenses of each BioShares Fund (including the management fee) to other funds (including comparative iShares ETFs) considered by LifeSci to have similar investment objectives and strategies to the BioShares Funds. The Board also noted that LifeSci did not have other clients other than the BioShares Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to LifeSci by each BioShares Fund are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as each BioShares Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that each BioShares Fund’s fee arrangements with LifeSci involve a unified fee arrangement. The Board considered that each BioShares Fund would likely experience benefits from the unified fee and would continue to do so until each BioShares Fund’s assets grow to a level where LifeSci begins to receive the full fee. Following further discussion of each BioShares Fund’s projected asset levels, expectations for growth and level of fees, the Board determined that each BioShares Fund’s fee arrangements with LifeSci would provide benefits through the proposed unified fee and that, at each BioShares Fund’s projected asset levels for the next two years, the Fund’s arrangements with LifeSci are appropriate.

After full consideration of the above factors as well as other factors, the Board unanimously approved the LifeSci Sub-Advisory Agreement on behalf of the BioShares Funds.

February 19, 2015 Approvals with Respect to Virtus Transaction

On February 19, 2015, at an in-person meeting at which all of the Independent Trustees were present, the Board of Trustees, including the Independent Trustees voting separately, considered and reviewed the approval of a new investment advisory agreement and investment sub-advisory agreements on behalf InfraCap MLP ETF (the “InfraCap Fund”), the BioShares Funds and the Tuttle Fund (each a “Fund” and collectively, the “Funds”) as a result of a proposed transaction (the “Transaction”) between ETF Issuer Solutions LLC (the “Adviser’s Parent”), which is the sole member and owner of the Adviser, and Virtus Partners, Inc., a Delaware corporation (“VPI”), whereby VPI would acquire a majority ownership interest in a new holding company (“NewCo”), which will wholly own the Adviser’s Parent and the Adviser. VPI is a wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”).

29

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

In advance of the February 19, 2015 meeting, the Board requested and received detailed information from the Adviser and Virtus regarding the Transaction. In addition, at the February 19 in-person meeting, representatives of the Adviser and Virtus made presentations regarding the Transaction and its anticipated effects on the Funds and their advisory arrangements. The information requested and received by the Board, among other information, included the following:

•	A description of the Transaction, including its effects on the Adviser, the Trust, the Funds and the Board, and any proposed changes to the Board, the Trust or the Funds, including fee structures;
•	Information regarding the financial resources of Virtus and the Adviser’s capital structure after the Transaction, including confirmation that the Adviser would be able to provide at least the same scope and quality of services to the Funds;
•	Information regarding the Adviser’s due diligence process with respect to Virtus;
•	Information regarding Virtus’ experience in the asset management industry and with respect to registered investment companies, in particular;
•	Virtus’ strategic plans for the Adviser following the Transaction;
•	Information regarding the extent to which Virtus personnel expect to be involved in the Adviser’s day-to-day operations following the Transaction;
•	Information regarding the anticipated impact of the Transaction on the Adviser’s compliance function, including the additional compliance resources to be made available to the Adviser following the Transaction;
•	A description of potential changes to the Trust’s advisory arrangements in connection with the Transaction;
•	A description of expected enhancements following the Transaction to the distribution and marketing efforts of the Adviser with respect to the Funds;
•	Information regarding the ownership of the Adviser following the Transaction, including the continuing ownership stake of management personnel in the Adviser; and
•	Verification of the continuation of the Trust’s fidelity bond and Trustees’ insurance coverage following the Transaction.

Throughout their deliberations, the Trustees were assisted by counsel and, at the February 19, 2015 meeting, the Independent Trustees were advised by independent counsel.

Approval of New Advisory Agreement

At the February 19, 2015 meeting, the Board considered and reviewed the approval of a new investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “New Advisory Agreement”), pursuant to which the Adviser would provide the Funds with the same services on substantially the same terms as the Adviser provided under the then current Advisory Agreement.

At the February 19, 2015 meeting, Board noted that it had recently engaged in the same evaluation process of the Advisory Agreement as was required with respect to the Funds’ New Advisory Agreement. The Adviser represented to the Board that there had been no material changes or developments relating to it since the approval of the Advisory Agreement, other than changes subsequently reported to the Board. In light of the proximity of the Board’s consideration of the approval of the New Advisory Agreement and its ongoing oversight of the Adviser, the Board determined that it was not necessary to repeat in toto all aspects of its review of the Adviser. Thus, in considering whether to approve the New Advisory Agreement for the Funds, the Board focused on the effect that the Transaction would likely have on the Adviser and the Funds.

After reviewing and considering such information and materials as they deemed necessary, and after consultation by the Independent Trustees with their independent counsel, the Board of Trustees, with the Independent Trustees voting separately, unanimously approved the New Advisory Agreement and recommended approval of the New Advisory Agreement to the Funds’ shareholders.

In determining whether to approve the New Advisory Agreement, the Trustees considered the best interests of each Fund separately. With respect to the InfraCap Fund, the Board considered its review of the Advisory Agreement on August 27, 2013 and August 26, 2014 and the information received in connection with its February 19, 2015 meeting. With respect to the BioShares Funds, the Board considered its review of the Advisory Agreement on November 18, 2014 and the information received in connection with its February 19, 2015 meeting. With respect to the Tuttle Fund, the Board considered its review of the Advisory Agreement on August 26, 2014 and the information received in connection with its February 19, 2015 meeting. In each instance the Board considered, among other things: (1) the nature, extent and quality of the services to be provided by the Adviser; (2) the performance of the Funds; (3) the costs

30

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund, as well as fee rates charged by the Adviser and other advisers for comparable strategies; (4) the extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors; (5) other benefits to be derived by the Adviser from its relationship with the Fund; and (6) the likely effects of the Transaction with Virtus on the Fund and its shareholders.

Nature, Extent and Quality of Services. With respect to the approval of the New Advisory Agreement for each Fund, the Board considered representations by the Adviser and Virtus that the Transaction will not result in any adverse impact or changes to: the personnel involved in the management of the Funds; the Adviser’s efforts to enhance distribution of the Funds’ shares and add new series; or the Funds’ service providers or sub-advisers. The Board also considered the representation by the Adviser and Virtus that the Adviser’s compliance function would be enhanced following the Transaction. The Board further considered the Adviser’s representation that there had been no material changes or developments regarding it that had not previously been reported to the Board, other than the Transaction, since the Board’s consideration of the Advisory Agreement on August 26, 2014 (for the InfraCap Fund and the Tuttle Fund) and November 18, 2014 (for the BioShares Funds). Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services to be provided by the Adviser were appropriate for each Fund and, thus, determined to approve the New Advisory Agreement with respect to each Fund.

Investment Performance. Except with respect to the Tuttle Fund, which had not yet commenced operations, the Board considered comparative information regarding each Fund’s investment performance relative to its benchmark index(es) and peer group in connection with the approval of the New Advisory Agreement. In this regard, among other things, the Board noted that each such Fund only had a very short operating history to date, but was performing competitively against its benchmark and peers. The Board also noted that the Adviser expressed general satisfaction with the performance of each such Fund, including trading activity in such Fund’s shares.

Cost of Services and Projected Profits of the Adviser with respect to the Funds. In analyzing the cost of services and profitability of the Adviser by Fund, the Board considered that the Transaction would result in no changes to the aggregate fees charged to any Fund: under the New Advisory Agreement, each Fund would pay the same aggregate fee rate to the Adviser and applicable Sub-Adviser as it currently pays in the existing advisory arrangements. Further, the Board noted that the Adviser does not charge any other clients a lower fee rate for similar strategies and that other vehicles offering comparable strategies have similar fee levels. Based on the foregoing information, the Board concluded that the profitability levels would be reasonable in light of the services to be performed by the Adviser.

Economies of Scale. The Board considered that each Fund currently in operations had only recently launched and remained relatively small. Accordingly, the Board determined that economies of scale were not a material factor at this time in its approval of the New Advisory Agreement.

Other Benefits Derived by the Adviser from its Relationship with the Funds. The Board considered that (other than the advisory fee) there are no material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund. Further, the Board noted that no such benefits are expected as a result of the Transaction. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the New Advisory Agreement.

Likely Effect of the Transaction. The Board considered the anticipated effect of the Transaction on the Adviser and the Funds. In this regard, among other things, the Board noted that the manner in which each Fund’s assets are managed would not change as a result of the Transaction, and no changes in the Funds’ portfolio managers were expected as a result of the Transaction. Further, the Board noted that the material terms of the New Advisory Agreement are substantially identical to those of the Advisory Agreement. The Board also observed that the Adviser would be in a stronger financial position after the Transaction to continue to provide high-quality advisory services to the Funds and that Virtus has significant experience in the investment management industry, including with respect to distributing registered investment company shares, which may positively contribute to the growth of the Funds. Additionally, the Board considered that Fund shareholders would not bear any costs in connection with the Transaction.

Following its consideration of all of the foregoing, the Board of Trustees unanimously approved the New Advisory Agreement and recommended approval of the New Advisory Agreement by shareholders of each Fund. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the New Advisory Agreement and recommend approval to the Fund’s shareholders. Rather, the Board concluded, in light of weighing and balancing all factors, that approval of the New Advisory Agreement was in the best interests of each Fund and its shareholders.

To ensure continuity of advisory services to each of the InfraCap Fund and the BioShares Funds, the Trustees, including the Independent Trustees, also unanimously approved an interim Investment Advisory Agreement between the Trust, on behalf of each such Funds, and the Adviser (the “Interim Advisory Agreement”) that will take effect upon the closing of the Transaction with respect to any such Fund

31

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

whose shareholders have not yet approved the New Advisory Agreement. The terms of the Interim Advisory Agreement are substantially identical to those of the Advisory Agreement and the New Advisory Agreement, except that (i) the duration of the Interim Advisory Agreement is limited to a term ending on the earlier of 150 days from the closing of the Transaction or when shareholders of the Fund approve the New Advisory Agreement and compensation earned by the Adviser under the Interim Advisory Agreement will be held in an interest-bearing escrow account. If shareholders of a Fund approve the New Advisory Agreement prior to the end of the 150-day period, the amount held in the escrow account under the Interim Advisory Agreement will be paid to the Adviser. If shareholders of a Fund do not approve the New Advisory Agreement prior to the end of the 150-day period, the Board will take such action as it deems to be in the best interests of the Fund, and the Adviser will be paid the lesser of its costs incurred in performing its services under the Interim Advisory Agreement or the total amount in the escrow account, plus interest earned.

Approval of New InfraCap Agreement

At the February 19 meeting, the Board also considered and reviewed the approval of a new sub-advisory agreement for the InfraCap Fund by and among the Trust, on behalf of the InfraCap Fund, the Adviser and InfraCap (the “New InfraCap Agreement”), pursuant to which Infrastructure Capital Advisors, LLC (“InfraCap”) would provide the Fund with the same services on substantially the same terms as the then current sub-advisory agreement for the InfraCap Fund by and among the Trust, on behalf of the InfraCap Fund, the Adviser and InfraCap approved at the August 26, 2014 meeting (the “Current InfraCap Agreement”).

In advance of the February 19, 2015 meeting, the Board requested and received detailed information from the Adviser and Virtus regarding the Transaction and requested and received information from InfraCap. In addition, at the February 19 in-person meeting, representatives of the Adviser and Virtus made presentations regarding the Transaction and its anticipated effects on the InfraCap Fund and its advisory arrangements. The information requested and received by the Board regarding the Transaction, among other information, was extensive and is detailed above.

After reviewing and considering such information and materials as they deemed necessary, and after consultation by the Independent Trustees with their independent counsel, the Board of Trustees, with the Independent Trustees voting separately, unanimously approved the New InfraCap Agreement and recommended approval of the New InfraCap Agreement to the InfraCap Fund’s shareholders.

In determining whether to approve the New InfraCap Agreement, the Trustees considered the best interests of the InfraCap Fund. The Board considered its review of the Current InfraCap Agreement on August 27, 2013 and August 26, 2014, and the information received in connection with its February 19, 2015 meeting. On each occasion, the Board considered, among other things: (1) the nature, extent and quality of the services to be provided by InfraCap; (2) the costs of the services to be provided and profits to be realized by InfraCap from its relationship with the InfraCap Fund, as well as fee rates charged by InfraCap and other advisers for comparable strategies; (3) the extent to which economies of scale may be realized as the InfraCap Fund grows and whether management fee levels reflect these economies of scale for the benefit of the InfraCap Fund’s investors; (4) other benefits to be derived by InfraCap from its relationship with the InfraCap Fund; and (5) the likely effects of the Transaction on the InfraCap Fund and its shareholders. In addition, at the February 19 meeting, the Board considered the performance of the InfraCap Fund.

Nature, Extent and Quality of Services. With respect to the approval of the New InfraCap Agreement, the Board considered InfraCap’s representation that there had been no material changes or developments regarding it that had not previously been reported to the Board, since the Board’s consideration of the Current InfraCap Agreement on August 27, 2013 and August 26, 2014. Based on the foregoing information and a review of the information provided by InfraCap in support of the Current InfraCap Agreement, the Board concluded that the nature, extent and quality of the management and advisory services to be provided by InfraCap were appropriate for the InfraCap Fund and, thus, determined to approve the New InfraCap Agreement.

Investment Performance. The Board considered comparative information regarding the InfraCap Fund’s investment performance relative to its benchmark index and peer group in connection with the approval of the New InfraCap Agreement. In this regard, among other things, the Board noted that the InfraCap Fund only had a very short operating history to date, but was performing competitively against its benchmark and peers. The Board also noted that the Adviser expressed general satisfaction with the performance of the InfraCap Fund, including trading activity in the InfraCap Fund’s shares.

Cost of Services and Projected Profits of the Adviser with respect to the InfraCap Fund. In analyzing the cost of services and profitability of InfraCap, the Board considered that the Transaction would result in no changes to the aggregate fees charged to the InfraCap Fund under the New Advisory Agreement and the New InfraCap Agreement, and the InfraCap Fund would pay the same aggregate fee rate to the Adviser and InfraCap as it currently pays in the existing advisory arrangements. Further, the Board noted that InfraCap does not charge any similar client a lower fee rate for similar strategies and that other investment vehicles offering comparable strategies have similar fee levels. The Board also considered that InfraCap had agreed, under the New InfraCap Agreement, to be responsible, for so long as the New InfraCap Agreement is in effect, for paying the management fee that the InfraCap Fund owes to the

32

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Adviser under the New Advisory Agreement (the “Adviser’s Fee”), and that, as a result, the management fee paid to InfraCap under the New InfraCap Agreement would be increased by 0.075% (i.e., an amount equal to the Adviser’s Fee) from 0.875% to 0.95%. The Board noted that this change to the fee arrangement would not result in any increase in total advisory fees charged to the InfraCap Fund or its shareholders, or result in any reduction or modification in the nature or level of services provided by the Adviser or InfraCap to the InfraCap Fund. Further, the Board noted that the new InfraCap Agreement would not result in any reduction in the ability of the Board or the Adviser to oversee InfraCap’s performance under the New InfraCap Agreement because, among other things, the Board and the Adviser would retain the ability to terminate the New InfraCap Agreement and the Adviser would remain entitled to receive its management fee notwithstanding any such termination.

Based on the foregoing information, the Board concluded that the profitability level of the InfraCap Fund to InfraCap would not be unreasonable in light of the services to be provided by InfraCap under the New InfraCap Agreement.

Economies of Scale. The Board considered that the InfraCap Fund was only recently launched and remains relatively small. Accordingly, the Board determined that economies of scale were not a material factor at this time in its approval of the New InfraCap Agreement.

Other Benefits Derived by the Adviser from its Relationship with the InfraCap Fund. The Board considered that (other than the sub-advisory fee) there are no material “fall-out” or ancillary benefits that accrue to InfraCap as a result of its relationship with the InfraCap Fund. Further, the Board noted that no such benefits are expected as a result of the Transaction. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the New InfraCap Agreement.

Likely Effect of the Transaction. The Board considered the anticipated effect of the Transaction on the InfraCap Fund. In this regard, among other things, the Board noted that the manner in which its assets are managed would not change as a result of the Transaction, and no change in the Fund’s portfolio manager was expected as a result of the Transaction. Further, the Board noted that the material terms of the New InfraCap Agreement are substantially identical to those of the Current InfraCap Agreement. The Board also observed that, following the Transaction, the InfraCap Fund would have access to enhanced distribution capabilities.

Following its consideration of all of the foregoing, the Board of Trustees unanimously approved the New InfraCap Agreement and recommended approval of the New InfraCap Agreement by shareholders of the InfraCap Fund. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the New InfraCap Agreement and recommend approval to the InfraCap Fund’s shareholders. Rather, the Trustees concluded, in light of weighing and balancing of all factors, that approval of the New InfraCap Agreement was in the best interests of the InfraCap Fund and its shareholders

To ensure continuity of advisory services, the Trustees, including the Independent Trustees, also unanimously approved an interim sub-advisory agreement by and among the Trust, on behalf of the InfraCap Fund, the Adviser and InfraCap (the “Interim InfraCap Agreement”) to take effect upon the closing of the Transaction if shareholders of the InfraCap Fund have not yet approved the New InfraCap Agreement. The terms of the Interim InfraCap Agreement are identical to those of the Current InfraCap Agreement and substantially identical to those of the New InfraCap Agreement, except that (i) the duration of the Interim InfraCap Agreement is limited to a term ending on the earlier of 150 days from the closing of the Transaction or when shareholders of the InfraCap Fund approve the New InfraCap Agreement and compensation earned by InfraCap under the Interim InfraCap Agreement will be held in an interest-bearing escrow account. If shareholders of the InfraCap Fund approve the New InfraCap Agreement prior to the end of the 150-day period, the amount held in the escrow account under the Interim InfraCap Agreement will be paid to InfraCap. If shareholders of the InfraCap Fund do not approve the New InfraCap Agreement prior to the end of the 150-day period, the Board will take such action as it deems to be in the best interests of the InfraCap Fund, and InfraCap will be paid the lesser of its costs incurred in performing its services under the Interim InfraCap Agreement or the total amount in the escrow account, plus interest earned.

Approval of New BioShares Agreements

At the February 19 meeting, the Board also considered and reviewed the approval of new sub-advisory agreements for the BioShares Funds by and among the Trust, on behalf of each BioShares Fund, the Adviser and LifeSci (the “New LifeSci Agreements”), pursuant to which LifeSci would provide the BioShares Funds with the same services on substantially the same terms as the then current LifeSci Sub-Advisory Agreements for the BioShares Funds approved at the November 18, 2014 meeting.

In advance of the February 19, 2015 meeting, the Board requested and received detailed information from the Adviser and Virtus regarding the Transaction and requested and received information from LifeSci. In addition, at the February 19 in-person meeting, representatives of the Adviser and Virtus made presentations regarding the Transaction and its anticipated effects on the BioShares Funds and their advisory arrangements. The information requested and received by the Board regarding the Transaction, among other information, was extensive and is detailed above.

33

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

After reviewing and considering such information and materials as they deemed necessary, and after consultation by the Independent Trustees with their independent counsel, the Board of Trustees, with the Independent Trustees voting separately, unanimously approved the New LifeSci Agreements and recommended approval of the New LifeSci Agreements to the BioShares Funds’ shareholders

In determining whether to approve the New LifeSci Agreements, the Trustees considered the best interests of each BioShares Fund. In particular, the Board considered its review of the LifeSci Sub-Advisory Agreements on November 18, 2014, and the information received in connection with its February 19, 2015 meeting. On each occasion, the Board considered, among other things: (1) the nature, extent and quality of the services to be provided by LifeSci; (2) the costs of the services to be provided and profits to be realized by LifeSci from its relationship with each BioShares Fund, as well as fee rates charged by LifeSci and other advisers for comparable strategies; (3) the extent to which economies of scale may be realized as each BioShares Fund grows and whether management fee levels reflect these economies of scale for the benefit of Fund investors; (4) other benefits to be derived by LifeSci from its relationship with the BioShares Funds; and (5) the likely effects of the Transaction on each BioShares Fund and its shareholders. In addition, at the February 19 meeting, the Board considered the performance of the BioShares Funds.

Nature, Extent and Quality of Services. With respect to the approval of the New LifeSci Agreement for each BioShares Fund, the Board considered LifeSci’s representation that there had been no material changes or developments regarding it that had not previously been reported to the Board, since the Board’s consideration of the LifeSci Sub-Advisory Agreements on November 18, 2014. Based on the foregoing information and a review of the information provided by LifeSci in support of the LifeSci Sub-Advisory Agreements, the Board concluded that the nature, extent and quality of the management and advisory services to be provided by LifeSci were appropriate for the BioShares Funds and, thus, determined to approve the New LifeSci Agreements for the BioShares Funds.

Investment Performance. The Board considered comparative information regarding each BioShares Fund’s investment performance relative to its benchmark index and peer group in connection with the approval of the New LifeSci Agreements. In this regard, among other things, the Board noted that each BioShares Fund only had a very short operating history to date, but was performing competitively against its benchmark and peers. The Board also noted that the Adviser expressed general satisfaction with the performance of the BioShares Funds, including trading activity in the BioShares Funds’ shares.

Cost of Services and Projected Profits of the Adviser with respect to the BioShares Funds. In analyzing the cost of services and profitability of LifeSci, the Board considered that the Transaction would result in no changes to the aggregate fees charged to either BioShares Fund under the new advisory arrangements, and that each BioShares Fund would pay the same aggregate fee rate to the Adviser and LifeSci as it currently pays in the existing advisory arrangements. Further, the Board noted that the LifeSci does not charge any client a lower fee rate for similar strategies and that other investment vehicles offering comparable strategies have similar fee levels. Based on the foregoing information, the Board concluded that the profitability level of the BioShares Funds to LifeSci would not be unreasonable in light of the services to be provided by LifeSci under the New LifeSci Agreements.

Economies of Scale. The Board considered that each BioShares Fund was only recently launched and remains relatively small. Accordingly, the Board determined that economies of scale were not a material factor at this time in its approval of the New LifeSci Agreements.

Other Benefits Derived by the Adviser from its Relationship with the BioShares Funds. The Board considered that (other than the sub-advisory fee) there are no material “fall-out” or ancillary benefits that accrue to LifeSci as a result of its relationship with the BioShares Funds. Further, the Board noted that no such benefits are expected as a result of the Transaction. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the New LifeSci Agreements.

Likely Effect of the Transaction. The Board considered the anticipated effect of the Transaction on the BioShares Funds. In this regard, among other things, the Board noted that the manner in which its assets are managed would not change as a result of the Transaction, and no changes in the BioShares Funds’ portfolio managers were expected as a result of the Transaction. Further, the Board noted that the material terms of the New LifeSci Agreements are substantially identical to those of the LifeSci Sub-Advisory Agreements. The Board also observed that, following the Transaction, the BioShares Funds would have access to enhanced distribution capabilities.

Following its consideration of all of the foregoing, the Board of Trustees unanimously approved the New LifeSci Agreements and recommended approval of the New LifeSci Agreements by shareholders of each BioShares Fund. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the New LifeSci Agreements and recommend approval to the BioShares Funds’ shareholders. Rather, the Trustees concluded, in light of weighing and balancing of all factors, that approval of the New LifeSci Agreements was in the best interests of each BioShares Fund and its shareholders.

To ensure continuity of advisory services, the Trustees, including the Independent Trustees, also unanimously approved an interim Sub-Advisory Agreement between the Trust, on behalf of the BioShares Fund, the Adviser and LifeSci (the “Interim LifeSci Agreement”) to take effect upon the closing of the Transaction with respect to one or both BioShares Funds, if shareholders of such

34

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Fund(s) have not yet approved the applicable New LifeSci Agreement. The terms of the Interim LifeSci Agreements are substantially identical to those of the LifeSci Sub-Advisory Agreements and the New LifeSci Agreements, except the that (i) the duration of the Interim LifeSci Agreement is limited to a term ending on the earlier of 150 days from the closing of the Transaction or when shareholders of the BioShares Funds approve the New LifeSci Agreement and compensation earned by LifeSci under the Interim LifeSci Agreement will be held in an interest-bearing escrow account. If shareholders of the BioShares Funds approve the New LifeSci Agreement prior to the end of the 150-day period, the amount held in the escrow account under the Interim LifeSci Agreement will be paid to LifeSci. If shareholders of the BioShares Funds do not approve the New LifeSci Agreement prior to the end of the 150-day period, the Board will take such action as it deems to be in the best interests of the BioShares Funds, and LifeSci will be paid the lesser of its costs incurred in performing its services under the Interim LifeSci Agreement or the total amount in the escrow account, plus interest earned.

Approval of New Tuttle Agreement

At the February 19 meeting, the Board also considered and reviewed the approval of a new sub-advisory agreement for the Tuttle Fund by and among the Trust, on behalf of the Tuttle Fund, the Adviser and TTM (the “New Tuttle Agreement”), pursuant to which TTM would provide the Tuttle Fund with the same services on substantially the same terms as the Tuttle Sub-Advisory Agreement approved at the August 26, 2014 meeting.

In advance of the February 19, 2015 meeting, the Board requested and received detailed information from the Adviser and Virtus regarding the Transaction and requested and received information from TTM. In addition, at the February 19 in-person meeting, representatives of the Adviser and Virtus made presentations regarding the Transaction and its anticipated effects on the Tuttle Fund and its advisory arrangements. The information requested and received by the Board regarding the Transaction, among other information, was extensive and is detailed above.

After reviewing and considering such information and materials as they deemed necessary, and after consultation by the Independent Trustees with their independent counsel, the Board of Trustees, with the Independent Trustees voting separately, unanimously approved the New Tuttle Agreement and recommended approval of the New Tuttle Agreement to the Tuttle Fund's initial shareholder.

In determining whether to approve the New Tuttle Agreement, the Trustees considered the best interests of the Tuttle Fund. The Board considered its review of the Tuttle Sub-Advisory Agreement on August 26, 2014, and the information received in connection with its February 19, 2015 meeting. On each occasion, the Board considered, among other things: (1) the nature, extent and quality of the services to be provided by TTM; (2) the costs of the services to be provided and profits to be realized by TTM from its relationship with the Tuttle Fund, as well as fee rates charged by TTM and other advisers for comparable strategies; (3) the extent to which economies of scale may be realized as the Tuttle Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Tuttle Fund’s investors; (4) other benefits to be derived by TTM from its relationship with the Tuttle Fund; and (5) the likely effects of the Transaction on the Tuttle Fund. In addition, at the February 19 meeting, the Board considered that the Tuttle Fund had not yet commenced operations and would likely not commence operations prior to the closing of the Transaction.

Nature, Extent and Quality of Services. With respect to the approval of the New Tuttle Agreement, the Board considered TTM’s representation that there had been no material changes or developments regarding it that had not previously been reported to the Board, since the Board’s consideration of the Tuttle Sub-Advisory Agreement on August 26, 2014. Based on the foregoing information and a review of the information provided by TTM in support of the Tuttle Sub-Advisory Agreement, the Board concluded that the nature, extent and quality of the management and advisory services to be provided by TTM were appropriate for the Tuttle Fund and, thus, determined to approve the New Tuttle Agreement.

The investment management capabilities and experience of TTM. In this regard, the Board considered TTM’s representation that there had been no material changes or developments regarding it that had not previously been reported to the Board, since the Board’s consideration of the Tuttle Sub-Advisory Agreement on August 26, 2014. Based on the foregoing information and a review of the information provided by TTM in support of the Tuttle Sub-Advisory Agreement, the Board concluded that TTM would be an appropriate manager for the Tuttle Fund.

Cost of Services and Projected Profits of the Adviser with respect to the Tuttle Fund. In analyzing the cost of services and profitability of TTM, the Board considered that the Transaction would result in no changes to the aggregate fees charged to the Tuttle Fund under the New Tuttle Agreement, and the Tuttle Fund would pay the same fee rate to the Adviser and to TTM as it currently pays in the existing advisory arrangements. Based on the foregoing information, the Board concluded that the profitability level of the Tuttle Fund to TTM would not be unreasonable in light of the services to be provided by TTM under the New Tuttle Agreement.

35

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Economies of Scale. The Board considered that the Tuttle Fund had not yet commenced operations and was expected to remain relatively small in the near future. Accordingly, the Board determined that economies of scale were not a material factor at this time in its approval of the New Tuttle Agreement.

Other Benefits Derived by the Adviser from its Relationship with the Tuttle Fund. The Board considered that (other than the sub-advisory fee) there are no material “fall-out” or ancillary benefits that accrue to TTM as a result of its relationship with the Tuttle Fund. Further, the Board noted that no such benefits are expected as a result of the Transaction. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the New Tuttle Agreement.

Likely Effect of the Transaction. The Board considered the anticipated effect of the Transaction on the Tuttle Fund. In this regard, among other things, the Board noted that the manner in which its assets were expected to be managed would not change as a result of the Transaction, and no change in the Tuttle Fund’s portfolio manager was expected as a result of the Transaction. Further, the Board noted that the material terms of the New Tuttle Agreement are substantially identical to those of the Tuttle Sub-Advisory Agreement. The Board also observed that, following the Transaction, the Tuttle Fund would have access to enhanced distribution capabilities.

Following its consideration of all of the foregoing, the Board of Trustees unanimously approved the New Tuttle Agreement and recommended approval of the New Tuttle Agreement by the initial shareholder of the Tuttle Fund. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the New Tuttle Agreement and recommend approval to the Tuttle Fund’s shareholders. Rather, the Board concluded, in light of weighing and balancing of all factors, that approval of the New Tuttle Agreement was in the best interests of the Tuttle Fund and its future shareholders.

36

Supplemental Information (unaudited)
April 30, 2015

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (collect) at (212) 593-4383.

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
James A. Simpson (43)	Trustee	Since Inception	President, ETP Resources, LLC (2009-Present) (a financial services consulting company); Vice President, Northern Trust Securities, Inc. and Vice President, Northern Trust Global Investments (2008-2009)	Four	None
Robert S. Tull (62)	Trustee	Since Inception	Independent Consultant (2013-present); Chief Operating Officer, Factor Advisors, LLC (2010-2013); Chief Operating Officer, GlobalShares (2009-2010)	Four	None
Stephen O’Grady (68)	Trustee	Since September 2014	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	Four	Trustee, Greenhaven Continuous Commodity ETF (GCC), 2013-present; Trustee, Acacia Group LLC, 2014-present; Trustee, ETFS Trust, 2014-present
INTERESTED TRUSTEE**
William J. Smalley (31)	Trustee, President, Chief Executive Officer and Secretary	Since Inception	Executive Managing Director, ETF Issuer Solutions LLC (2012-Present); Managing Principal, ETF Distributors LLC (2012-Present); Vice President, Factor Advisors, LLC (2010-2012); Vice President, MacroMarkets, LLC (2006-2010)	Four	None
OTHER EXECUTIVE OFFICERS
Brinton W. Frith (45)	Treasurer and Chief Financial Officer	Since Inception	Managing Director, ETF Issuer Solutions LLC (2013-Present); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A
Matthew B. Brown (38)	Chief Compliance Officer	Since Inception	Executive Managing Director, ETF Issuer Solutions LLC (2012-Present); Managing Principal, ETF Distributors LLC (2012-Present); Director, Factor Advisors, LLC (2010-2012); Director of U.S. Operations, SPA ETFs (2009-2010)	N/A	None

*	The Fund Complex consists of four portfolios: BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, InfraCap MLP ETF, and Tuttle Tactical Management U.S. Core ETF.
**	Mr. Smalley is an Interested Trustee because he is an employee of the Adviser.
1	The address for each Trustee and officer is 1540 Broadway, Suite 1610, New York, NY 10036-1540.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	For the six months ended April 30, 2015, the Board of Trustees received from the Sub-Advisers, pursuant to each Fund’s unified fee arrangement, remuneration equal to $509.58.
37

Supplemental Information (unaudited) (continued)
April 30, 2015

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds Form N-Q are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.etfissuersolutions.com.

The Funds’ premium/discount information that is current as of the most recent month-end is available by visiting www.etfissuersolutions.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfissuersolutions.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

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Etfis Capital LLC
1540 Broadway, Suite 1610
New York, NY 10036-1540
(212) 593-4383

BioShares Biotechnology Clinical Trials Fund
BioShares Biotechnology Products Fund
InfraCap MLP ETF
Tuttle Tactical Management U.S. Core ETF

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that James A. Simpson, one of the trustees on the registrant’s audit committee, meets the qualifications of an “audit committee financial expert.” Mr. Simpson is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit. Filed herewith.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFis SERIES TRUST I

By:	/s/ William J. Smalley
William J. Smalley, President
(Principal Executive Officer)

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Smalley
William J. Smalley, President
(Principal Executive Officer)

Date: July 1, 2015

By:	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer
(Principal Financial Officer)

Date: July 1, 2015